FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment[X]: Amendment Number: 1
This Amendment (check only one) : [ ] is a restatement
				  [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Huber Capital Management LLC
Address:  10940 Wilshire Blvd.
          Suite 925
          Los Angeles, CA  90024

Form 13F File Number: 028-14114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary Thomas
Title:  COO/CCO
Phone:  310-207-8400

Signature, Place, and Date of Signing:

/s/ Gary Thomas
Los Angeles, CA
August 10, 2012

A new holdings entry was added as a result of a timing difference between the corporate actions date (for a CUSIP/name change) and the "as of date" used in the SEC's Official List of Section 13(f) Securities for the 6-30-12 reporting period.

Report Type (Check only one.):

 (X) 13F HOLDINGS REPORT.
 ( ) 13F NOTICE.
 ( ) 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

         Form 13F File Number		Name
         28-01190            		Frank Russell Company


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934



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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:   0
Form 13F Information Table Entry Total:  1	 (data records)
Form 13F Information Table Value Total:  $22,038 (x1000)

List of Other Reporting Managers:
NONE



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						FORM 13F INFORMATION TABLE



							VALUE	SHARES/	SH/	PUT/	INVSTMT			VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
--------------		--------------	-----		-------	------	---	----	-------	--------	----	------	----
GRANITE REAL ESTATE	COM		387431109	22038	649904	SH		Sole			391305	107466	151133